Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management	12 Months Ended
Dec. 31, 2019
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Disclosure of information about key management personnel Explanatory

54. Remuneration and other benefits for the Board of Directors and members of the Bank's Senior Management

Remuneration received by non-executive directors in 2019

The remunerations paid to non-executive members of the Board of Directors during the 2019 financial year are indicated below, individualized and itemized:

Remuneration for non-executive directors (Thousands of Euros)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remunerations Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other functions (1)	Total
Tomás Alfaro Drake	129	-	-	-	43	-	43	-	214
José Miguel Andrés Torrecillas	129	-	104	107	-	111	-	33	483
Jaime Caruana Lacorte	129	167	110	107	-	-	14	-	527
Belén Garijo López	129	-	68	-	107	45	-	-	348
Sunir Kumar Kapoor	129	-	-	-	-	-	43	-	172
Carlos Loring Martínez de Irujo	129	167	-	107	43	-	-	-	445
Lourdes Máiz Carro	129	-	68	-	43	14	-	-	253
José Maldonado Ramos	129	167	-	-	-	45	-	-	340
Ana Peralta Moreno	129	-	68	-	43	-	-	-	240
Juan Pi Llorens	129	-	24	214	-	31	43	53	493
Susana Rodríguez Vidarte	129	167	-	107	-	45	-	-	447
Jan Verplancke	129	-	-	-	-	-	43	-	172
Total (2)	1,545	667	442	642	278	289	186	87	4,134

(1) Amounts received during the 2019 financial year by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director, positions for which they were appointed by resolution of the Board of Directors on 29 April 2019.

(2) This includes the amounts corresponding to the position of member of the Board and of the various committees during the 2019 financial year. By resolution of the Board of Directors on 29 April 2019, the functions of some Board committees were redistributed, and their associated remunerations adapted to these changes in some cases.

Also, during the 2019 financial year, €104 thousand have been paid out in casualty and healthcare insurance premiums for non-executive members of the Board of Directors.

Remuneration received by executive directors in 2019

Over the course of financial year 2019, the executive directors have received the amount of the Annual Fixed Remuneration corresponding to said financial year, established for each director in the Remuneration Policy for BBVA Directors, which was approved by the General Meeting held on 15 March 2019.

In addition, the executive directors have received their Annual Variable Remuneration (AVR) for the 2018 financial year, which, in accordance with the settlement and payment system set out in the remuneration policy applicable to said year, was due to be paid to them during the 2019 financial year.

In application of this settlement and payment system:

•40% of the 2018 Annual Variable Remuneration corresponding to executive directors has been paid in the 2019 financial year (the "Upfront Portion"); in equal parts in cash and BBVA shares.

•The remaining 60% of the Annual Variable Remuneration has been deferred (40% in cash and 60% in shares) for a period of five years, and its accrual and payment will be subject to compliance with a series of multi-year indicators (the "Deferred Portion"). The application of these indicators, calculated over the first three years of deferral, may lead to a reduction of the Deferred Portion, even in its entirety, but in no event may such amount be increased. Provided that the relevant conditions have been met, the resulting amount will then be paid, in cash and in BBVA shares, according to the following payment schedule: 60% in 2022, 20% in 2023 and the remaining 20% in 2024.

•All the shares delivered to the executive directors as Annual Variable Remuneration, both as part of the Upfront Portion and the Deferred Portion, will be withheld for a period of one year after their delivery; this will not apply to those shares transferred to honor the payment of taxes arising therefrom.

•The Deferred Portion of the Annual Variable Remuneration payable in cash will be subject to updating under the terms established by the Board of Directors.

•Executive directors may not use personal hedging strategies or insurance in connection with the remuneration and responsibility that may undermine the effects of alignment with prudent risk management.

•The variable component of the remuneration for executive directors corresponding to the 2018 financial year is limited to a maximum amount of 200% of the fixed component of the total remuneration, as agreed by the General Shareholders' Meeting held during that financial year.

•Over the entire deferral and withholding period, the Annual Variable Remuneration for the executive directors will be subject to variable remuneration reduction and recovery arrangements (malus and clawback).

Additionally, upon receipt of the shares, executive directors will not be allowed to transfer a number equivalent to twice their Annual Fixed Remuneration for at least three years after their delivery.

Similarly, in accordance with the Remuneration Policy for BBVA Directors applicable in 2015 and in application of the settlement and payment system of the Annual Variable Remuneration for said financial year, the Group Executive Chairman and the executive director Head of Global Economics & Public Affairs ("Head of GE&PA") have received in 2019 the deferred Annual Variable Remuneration for the 2015 financial year, delivery of which was due that year (50% of the Annual Variable Remuneration), after being adjusted downwards following the result of the TSR indicator. This remuneration has been paid in equal parts in cash and in shares, together with the corresponding update in cash, thus concluding payment of the Annual Variable Remuneration to the executive directors for the 2015 financial year.

In accordance with the above, the remunerations paid to executive directors during the 2019 financial year are indicated below, individualized and itemized:

Annual Fixed Remuneration for 2019 (Thousands of Euros)

Group Executive Chairman	2,453
Chief Executive Officer	2,179
Director de GE&PA	834
Total	5,466

In addition, in accordance with the current Remuneration Policy for BBVA Directors, during the 2019 financial year, the Chief Executive Officer (Consejero Delegado) has received the corresponding amounts of fixed remuneration for the concepts of cash in lieu of pension, given that he does not have a retirement pension (see the Pension Commitments section of this Note), and mobility allowance. The Bank therefore paid the Chief Executive Officer the amount of €654 thousand and €506 thousand, respectively, for these concepts during the 2019 financial year.

Annual Variable Remuneration for 2018
	In cash (1)	In shares (1)
	(thousands of Euros)
Group Executive Chairman	479	100,436
Chief Executive Officer (2)	200	41,267
Head of GE&PA	79	16,641
Total	758	158,344

(1) Remunerations corresponding to the upfront portion (40%) of the AVR for the 2018 financial year (50% paid in cash and 50% in BBVA shares). For the Group Executive Chairman and Chief Executive Officer, these variable remunerations are linked to their previous positions as Chief Executive Officer and President & CEO of BBVA USA, respectively.

(2) Remuneration received in US dollars. Data in thousands of Euros is for information purposes.

Deferred Annual Variable Remuneration for 2015
	In cash (1)	In shares (1)
	(thousands of Euros)
Group Executive Chairman	612	79,157
Head of GE&PA	113	14,667
Total	725	93,824

(1) Remunerations corresponding to deferred AVR for financial year 2015 (50% of the AVR for 2015, in equal parts in cash and shares), payment of which was due in 2019, together with its corresponding update in cash, and after its downward adjustment following the result of the TSR indicator. For the Group Executive Chairman, these variable remunerations relate to his previous position as Chief Executive Officer.

In addition, the executive directors received remuneration in kind throughout financial year 2019, including insurance premiums and others, amounting to a total of €411 thousand, of which €184 thousand correspond to the Group Executive Chairman, €144 thousand to the Chief Executive Officer and €83 thousand to the executive director Head of GE&PA.

Remuneration received by Senior Management in 2019

During the 2019 financial year, the members of Senior Management, excluding executive directors, have received the amount of the Annual Fixed Remuneration corresponding to that financial year.

In addition, they have received the Annual Variable Remuneration for financial year 2018, which, in accordance with the settlement and payment system set out in the remuneration policy applicable for said financial year, was due to be paid to them during financial year 2019.

Under this settlement and payment system, the same rules as set out above for executive directors are applicable. These include, among others: 40% of the Annual Variable Remuneration, in equal parts in cash and in BBVA shares, will be paid in the financial year following the year to which it corresponds (the "Upfront Portion"), and the remaining 60% will be deferred (40% in cash and 60% in shares) for a five-year period, with its accrual and payment being subject to compliance with a series of multi-year indicators (the "Deferred Portion"), applying the same payment schedule established for executive directors. The shares received will be withheld for a period of one year (this will not apply to those shares transferred to honour the payment of taxes arising therefrom). Likewise, senior management may not use personal hedging strategies or insurance in connection with the remuneration; the variable component of the remuneration for Senior Management corresponding to financial year 2018 will be limited to a maximum amount of 200% of the fixed component of the total remuneration; and over the entire deferral and withholding period, the Annual Variable Remuneration will be subject to reduction and recovery (malus and clawback) arrangements.

Similarly, in accordance with the remuneration policy applicable to the executive directors in 2015 and in application of the settlement and payment system of the Annual Variable Remuneration for said financial year, the members of the Senior Management who were beneficiaries of such remuneration, have received in 2019 the deferred portion of the Annual Variable Remuneration for financial year 2015, after being adjusted downwards following the result of the TSR indicator, in equal parts in cash and in shares, along with its update in cash, concluding the payment of this remuneration to the members of the Senior Management.

In accordance with the above, the remuneration paid during the 2019 financial year to all members of the Senior Management as a whole, who held that position as of 31 December 2019 (15 members), excluding executive directors, is indicated below (itemized):

Annual Fixed Remuneration for 2019 (thousands of Euros)

Senior Management total	13,883

Annual Variable Remuneration for 2018
	In cash	In shares
	(thousands of Euros)
Senior Management total	887	185,888

(1) Remunerations corresponding to the upfront portion (40%) of the AVR for financial year 2018 (paid 50% in cash and 50% in BBVA shares). For those members of the Senior Management who were appointed by the Board of Directors on 20 December 2018 and 29 April, 30 July and 19 December 2019, this remuneration relates to their previous positions.

Annual Variable Remuneration for 2015
	In cash	In shares
	(thousands of Euros)
Senior Management total	1,263	163,215

(1) Remunerations corresponding to deferred AVR for financial year 2015 (50% of the AVR for 2015, in equal parts in cash and in shares), payment of which was due in 2019, together with its corresponding update in cash, and after its downward adjustment following the result of the TSR indicator.

In addition, all members of Senior Management, excluding executive directors, have received remuneration in kind throughout the 2019 financial year, including insurance premiums and others, amounting to a total of €769 thousand.

Remunerations of executive directors due in 2020 and subsequent financial years

•Annual Variable Remuneration for executive directors for the 2019 financial year

Following year-end 2019, the Annual Variable Remuneration for executive directors corresponding to said period has been determined, applying the conditions set out in the Remuneration Policy for BBVA Directors approved by the General Meeting on 15 March 2019. As in the previous financial year, the following settlement and payment system applies to this remuneration:

•The Upfront Portion (40% of the 2019 Annual Variable Remuneration) will be paid, provided that the conditions are met, during the first quarter of 2020, in equal parts in cash and in shares, which amounts to €636 thousand and 126,470 BBVA shares in the case of the Group Executive Chairman; €571 thousand and 113,492 BBVA shares in the case of the Chief Executive Officer and €75 thousand and 14,998 BBVA shares in the case of the Head of GE&PA.

•The remaining 60% of the 2019 Annual Variable Remuneration will be deferred (40% in cash and 60% in shares) over a five-year period (Deferred Portion), subject to compliance with the multi-year performance indicators determined by the Board of Directors at the start of financial year 2019, which may lead to a reduction in the Deferred Portion, even in its entirety, but in no event may such amount be increased. These multi-year performance indicators will be calculated over the first three years of deferral and, provided that the relevant conditions have been met, the resulting amount will then be paid, in cash and in BBVA shares, according to the following payment schedule: 60% after the third year of deferral; 20% after the fourth year of deferral; and the remaining 20% after the fifth year of deferral. All the above is subject to the settlement and payment system set out in the Remuneration Policy for BBVA Directors, which includes, among others, malus and clawback arrangements and retention periods for the shares.

The amounts corresponding to the deferred shares are detailed in the section "Other capital instruments – Remunerations based on Capital Instruments" and the cash part in "Other Liabilities/Other Accruals" in the consolidated balance sheet as of 31 December 2019.

•Deferred Annual Variable Remuneration of executive directors for financial year 2016

Following year-end 2019, the deferred Annual Variable Remuneration of executive directors for financial year 2016 (50%) has been determined, with delivery, if conditions are met, during financial year 2020, subject to the conditions established for this purpose in the remuneration policy applicable in that financial year.

Thus, based on the result of each of the multi-year performance indicators set by the Board in 2016 to calculate the deferred portion of this remuneration, and in application of the relevant scales of achievement and their corresponding targets and weightings, the final amount of the deferred Annual Variable Remuneration for financial year 2016 has been determined, following the corresponding downward adjustment as a consequence of the result of the TSR indicator. As a result, such remuneration, including the corresponding updates, has been determined in an amount of €656 thousand and 89,158 BBVA shares in the case of the Group Executive Chairman; €204 thousand and 31,086 BBVA shares in the case of the Chief Executive Officer; and €98 thousand and 13,355 BBVA shares in the case of the Head of GE&PA. With these amounts paid, there will be no more outstanding payments due to the executive directors in respect of Annual Variable Remuneration for the 2016 financial year.

Lastly, as at year-end 2019, in addition to the abovementioned Deferred Portion of the Annual Variable Remuneration of the executive directors for financial year 2019 and in accordance with the conditions established in the remuneration policies applicable in previous years, 60% of the Annual Variable Remuneration corresponding to financial years 2017 and 2018 has been deferred and is pending payment to the executive directors and will be received in future years, if the applicable conditions are met.

Remunerations of Senior Management due in 2020 and subsequent financial years

•Annual Variable Remuneration of Senior Management for financial year 2019

Following year-end 2019, the Annual Variable Remuneration of Senior Management corresponding to said financial year has been determined (15 members as of 31 December 2019, excluding executive directors). The Annual Variable Remuneration for all members of the Senior Management, excluding executive directors, has been determined to be a combined total amount of €6,363 thousand.

The 2019 Annual Variable Remuneration for each member of Senior Management will be paid, in the first quarter of 2020, in accordance with the settlement and payment system applicable in each case and in accordance with the provisions of the BBVA Group's Remuneration Policy, if the applicable conditions are met, in an amount equal to €1,291 thousand and 257,907 BBVA shares (Upfront Portion). The remaining amount will be deferred and subject to the remaining conditions of the settlement and payment system of the applicable Annual Variable Remuneration.

•Determination of the Deferred Annual Variable Remuneration of Senior Management for financial year 2016

Following year-end 2019, the deferred Annual Variable Remuneration of Senior Management (15 members as of 31 December 2019, excluding executive directors) for financial year 2016 has been determined, with delivery, if conditions are met, taking place during financial year 2020, subject to the conditions established for this purpose in the applicable remuneration policy.

Thus, based on the result of each of the multi-year performance indicators set by the Board in 2016 to calculate the deferred portion of this remuneration, and in application of the relevant scales of achievement and their corresponding targets and weightings, the final amount of the deferred portion of the Annual Variable Remuneration for members of the Senior Management for financial year 2016 has been determined, following the corresponding downward adjustment as a consequence of the result of the TSR indicator. The combined total amount, excluding executive directors, has been determined to be €1,277 thousand and 196,899 BBVA shares, including the corresponding updates. With these amounts paid, there will be no more outstanding payments due to the Senior Management in respect of the Annual Variable Remuneration for the 2016 financial year.

Lastly, in addition to the abovementioned Deferred Portion of the Annual Variable Remuneration for financial year 2019, as at year-end 2019 and in accordance with the conditions established in the remuneration policies applicable in previous years, 60% of the Annual Variable Remuneration corresponding to financial years 2017 and 2018 has been deferred and is pending payment to the members of the Senior Management and will be received in future years if the applicable conditions are met.

Remuneration system with deferred delivery of shares for non-executive directors

BBVA has a remuneration system in shares with deferred delivery for its non-executive directors, which was approved by the General Shareholders' Meeting held on 18 March 2006 and extended by resolutions of the General Meetings held on 11 March 2011 and 11 March 2016 for an additional period of five years in each case.

This system involves the annual allocation to non-executive directors of a number of "theoretical shares" of BBVA equivalent to 20% of the total remuneration received in cash by each of them in the previous financial year. This is calculated according to the average closing prices of BBVA shares during the 60 trading sessions prior to the dates of the Annual General Shareholders' Meetings that approve the corresponding annual financial statements for each financial year.

These shares will be delivered to each beneficiary, where applicable, after they leave their positions as directors for reasons other than serious breach of their duties.

The "theoretical shares" allocated to non-executive directors who are beneficiaries of the remuneration system in shares with deferred delivery in financial year 2019, corresponding to 20% of the total remuneration in cash received by each of them in financial year 2018, are as follows:

	Theoretical shares allocated in 2019	Theoretical shares accumulated as at 31 December 2019
Tomás Alfaro Drake	10,138	93,587
José Miguel Andrés Torrecillas	19,095	55,660
Jaime Caruana Lacorte	9,320	9,320
Belén Garijo López	12,887	47,528
Sunir Kumar Kapoor	6,750	15,726
Carlos Loring Martínez de Irujo	17,515	116,391
Lourdes Máiz Carro	11,160	34,320
José Maldonado Ramos	15,328	94,323
Ana Peralta Moreno	5,624	5,624
Juan Pi Llorens	17,970	72,141
Susana Rodríguez Vidarte	17,431	122,414
Jan Verplancke	5,203	5,203
Total	148,421	672,237

Pension commitments with directors and Senior Management

The Bank has not made pension commitments with non-executive directors.

With regard to the Group Executive Chairman, the Remuneration Policy for BBVA Directors establishes a pension framework whereby he is eligible, provided that he does not leave his position as a result of a serious breach of duties, to receive a retirement pension, paid in either income or capital, when he reaches the legally established retirement age. The amount of this pension will be determined by the annual contributions made by the Bank, together with their corresponding accumulated yields as of that date.

The annual contribution to cover the retirement contingency in the Group Executive Chairman's defined-contribution system, as established in the Remuneration Policy for BBVA Directors, was determined as a result of the conversion of his previous defined-benefit rights into a defined-contribution system, in the annual amount of €1,642 thousand. The Board of Directors may update this amount during the term of the Policy, in the same way and under the same terms as it may update the Annual Fixed Remuneration.

15% of the aforementioned agreed annual contribution will be based on variable components and considered "discretionary pension benefits", therefore subject to the conditions regarding delivery in shares, retention and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the Remuneration Policy for BBVA Directors.

In the event the contractual relationship terminates before reaching retirement age for reasons other than serious breach of duties, the retirement pension due to the Group Executive Chairman upon reaching the legally established retirement age will be calculated based on the funds accumulated through the contributions made by the Bank under the terms set out, up to that date, plus the corresponding accumulated yield, with no additional contributions to be made by the Bank in any event from the time of termination.

With respect to the commitments to cover the contingencies for death and disability benefits for the Group Executive Chairman, the Bank will undertake the payment of the corresponding annual insurance premiums in order to top up the coverage of these contingencies.

In line with the above, during the 2019 financial year, €1,919 thousand were recorded to meet the pension commitments for the Chairman. This amount includes the contribution to the retirement contingency (€1,642 thousand) and the payment of premiums for the death and disability contingencies (€278 thousand), as well as the negative adjustment of €1 thousand for “discretionary pension benefits” for the 2018 financial year, which were declared at 2018 year-end and had to be registered in the accumulated fund in 2019.

As of 31 December 2019, the total accumulated amount of the fund to meet the retirement commitments for the Group Executive Chairman was €21,582 thousand.

With regard to the agreed annual contribution to the retirement contingency corresponding to the 2019 financial year, 15% (€246 thousand) has been registered in that financial year as "discretionary pension benefits". Following year-end 2019, this amount has been adjusted according to the criteria established to determine the Group Executive Chairman's Annual Variable Remuneration for 2019. Accordingly, the "discretionary pension benefits" for the 2019 financial year have been determined in an amount of €261 thousand, which will be included in the accumulated fund for financial year 2020, subject to the same conditions as the Deferred Portion of the Annual Variable Remuneration for financial year 2019, as well as to the remaining conditions established for these benefits in the Remuneration Policy for BBVA Directors.

With regard to the Chief Executive Officer, in accordance with the provisions of the current Remuneration Policy for BBVA Directors and his contract, the Bank has not made any retirement commitments, although he is entitled to an annual cash sum instead of a retirement pension (cash in lieu of pension), equivalent to 30% of his Annual Fixed Remuneration. The Bank has also made pension commitments to cover the death and disability contingencies, for which purpose the corresponding annual insurance premiums will be paid.

In accordance with the above, in the 2019 financial year the Bank has paid the Chief Executive Officer the amount of fixed remuneration as cash in lieu of pension set out in the “Remuneration received by executive directors in 2019” section of this Note. Furthermore, €141 thousand were recorded for the payment of the annual insurance premiums to cover the death and disability contingencies.

For the executive director Head of GE&PA, the pension system provided for in the Remuneration Policy for BBVA Directors establishes an annual contribution of 30% of the Head of GE&PA's Annual Fixed Remuneration to cover the retirement contingency. 15% of the aforementioned agreed annual contribution will be based on variable components and considered "discretionary pension benefits", therefore subject to the conditions regarding delivery in shares, retention and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the Policy.

The executive director Head of GE&PA, upon reaching retirement age, will be entitled to receive, in the form of capital or income, the benefits arising from contributions made by the Bank to cover pension commitments, plus the corresponding yield accumulated up to that date, provided the executive director Head of GE&PA does not leave said position due to serious breach of duties. In the event of voluntary termination of the contractual relationship by the director before retirement, the benefits will be limited to 50% of the contributions made by the Bank up to that date, together with the corresponding accumulated yield, with no additional contributions to be made by the Bank in any event upon termination of the contractual relationship.

With respect to the commitments to cover the contingencies for death and disability benefits for the executive director Head of GE&PA, the Bank will undertake the payment of the corresponding annual insurance premiums in order to top up the coverage under their pension system.

In line with the above, during the 2019 financial year, €404 thousand have been recorded to meet the pension commitments for the executive director Head of GE&PA. This amount includes the contribution to the retirement contingency (€250 thousand) and the payment of premiums to cover the death and disability contingencies (€150 thousand), as well as €4 thousand corresponding to the adjustment made to the amount of "discretionary pension benefits" for financial year 2018, as declared at 2018 year-end and which had to be registered in the accumulated fund in 2019.

As of 31 December 2019, the total accumulated amount of the fund to meet the retirement commitments for the executive director Head of GE&PA amounts to €1,404 thousand.

With regard to the annual contribution agreed for the retirement contingency, 15% (€38 thousand) has been registered in 2019 as "discretionary pension benefits" and, following year-end 2019, this amount has been adjusted according to the criteria established to determine the executive director Head of GE&PA's Annual Variable Remuneration for 2019. Accordingly, the "discretionary pension benefits" for the financial year have been determined in an amount of €40 thousand, which will be included in the accumulated fund for financial year 2020, subject to the same conditions as the Deferred Portion of the Annual Variable Remuneration for financial year 2019, as well as the remaining conditions established for these benefits in the Remuneration Policy for BBVA Directors.

In addition, during the 2019 financial year, €3,281 thousand have been recorded to meet the pension commitments for members of the Senior Management (15 members holding that position as of 31 December 2019, excluding executive directors). This amount includes both the contribution to the retirement contingency (€2,656 thousand) and the payment of premiums to cover the death and disability contingencies (€627 thousand), as well as the negative adjustment of €2 thousand for “discretionary pension benefits” for the 2018 financial year, as declared at 2018 year-end, and which had to be registered in the accumulated fund in 2019.

At 31 December 2019, the total accumulated amount of the fund to meet the retirement commitments for members of the Senior Management amounts to €20,287 thousand.

15% of the agreed annual contributions for members of the Senior Management to cover retirement contingencies will be based on variable components and considered "discretionary pension benefits", therefore subject to the conditions regarding delivery in shares, retention and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the remuneration policy applicable to members of the Senior Management.

Accordingly, with regard to the agreed annual contribution for the retirement contingency registered in the 2019 financial year, an amount of €389 thousand has been registered as "discretionary pension benefits" during the 2019 financial year and, following year-end 2019, this amount has been adjusted according to the same criteria established to determine the Senior Management's Annual Variable Remuneration for 2019. Accordingly, the "discretionary pension benefits" for members of the Senior Management for the financial year have been determined in an amount of €402 thousand, which will be included in the accumulated fund for financial year 2020, subject to the same conditions as the Deferred Portion of Annual Variable Remuneration for financial year 2019, as well as the remaining conditions established for these benefits in the remuneration policy applicable to members of the Senior Management.

Payments for the termination of the contractual relationship

In accordance with the Remuneration Policy for BBVA Directors, the Bank has no commitments regarding severance payments to executive directors.

With regard to Senior Management, excluding executive directors, the Bank has paid out a total of €8,368 thousand during financial year 2019, resulting from the termination of the contractual relationship with four senior managers with an average length of service in the Group of 25 years, in execution of their contracts. These contracts include the right to receive the relevant legal indemnity, provided that termination of their contract is not due to voluntary leave, retirement, disability or serious breach of their duties. The amount of this pay will be calculated in accordance with the provisions of applicable labor regulations. In some cases, the contracts also include the right to an amount additional to the legal indemnity, which will be considered variable remuneration in accordance with the solvency regulations that apply to this group, as well as notice clauses.

In line with the above, as of 31 December 2019, €1,199 thousand is pending payment and will be paid, if conditions are met, in accordance with the same schedule and regulations of the settlement and payment system applicable to the Annual Variable Remuneration for financial year 2019, as established in the remuneration policy applicable to the members of Senior Management.

All these payments comply with the conditions set out in the regulations applicable to the group of employees with a material impact on the Group's risk profile, to which senior managers belong.